Insurance Business Result (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of types of insurance contracts [abstract]
Summary of Underwriting Income from Insurance Business
The following items are included in the account as of the indicated dates:

	12.31.23	12.31.22
Insurance revenue	95,782,121	69,488,357
Insurance service expense	(58,799,285)	(27,246,871)
Net expenses from reinsurance contracts held	(639,798)	(2,166,449)
Total	36,343,038	40,075,037
The following items are included in the account as of December 31, 2021 under IFRS 4:

12.31.21
Premiums and Surcharges Accrued	74,175,529
Claims Accrued	(13,593,423)
Redemptions	(193,197)
Fixed and Periodic Annuities	(114,455)
Production and Operating Expenses	(14,866,769)
Other Income and Expenses	(822,849)
Total	44,584,836